General and Administrative Expenses - Schedule of General and Administrative Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General And Administrative Expense [Abstract]
Salaries	$ 7,241	$ 2,260	$ 13,652	$ 3,357	$ 11,721	$ 3,717	$ 2,640
Professional fees	4,208	1,174	6,665	2,656	7,557	1,715	424
Travel expenses	1,161	554	1,882	719	2,031	287	109
Depreciation and amortization	2,385	281	4,248	503	1,598	902	591
Other expenses	3,855	1,354	7,063	2,755	8,400	1,780	1,126
Total	$ 16,465	$ 5,342	$ 29,262	$ 9,487	$ 31,307	$ 8,401	$ 4,890